Defiance Leveraged Long + Income SMCI ETF
Schedule of Investments
December 31, 2025 (Unaudited)

PURCHASED OPTIONS - 9.7% (a)	Notional Amount	Contracts	Value
Call Options - 9.7%
Super Micro Computer, Inc. (b)(c)
Expiration: 01/02/2026; Exercise Price: $20.00 (d)	$564,911	193	$177,560
Expiration: 01/02/2026; Exercise Price: $32.00 (d)	1,961,090	670	1,005
TOTAL PURCHASED OPTIONS (Cost $222,463)			178,565

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 18.5%		Par
3.58%, 01/15/2026 (e)(f)		$3,000	2,996
3.74%, 02/19/2026 (e)(f)		81,000	80,616
3.56%, 07/09/2026 (e)(g)		82,000	80,555
3.66%, 08/06/2026 (e)(g)		182,000	178,287
TOTAL U.S. TREASURY BILLS (Cost $342,213)			342,454

MONEY MARKET FUNDS - 3.0%		Shares
First American Government Obligations Fund - Class X, 3.67% (h)		55,322	55,322
TOTAL MONEY MARKET FUNDS (Cost $55,322)			55,322

TOTAL INVESTMENTS - 31.2% (Cost $619,998)			576,341
Other Assets in Excess of Liabilities - 68.8%			1,269,067
TOTAL NET ASSETS - 100.0%			$1,845,408

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $42,806.
(g)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of December 31, 2025 is $178,287.
(h)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Defiance Leveraged Long + Income SMCI ETF
Schedule of Written Options
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Call Options - (0.2)%
Super Micro Computer, Inc., Expiration: 01/02/2026; Exercise Price: $30.50 (a)(b)	$(1,961,090)	(670)	$(3,685)
TOTAL WRITTEN OPTIONS (Premiums received $43,489)			$(3,685)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Defiance Leveraged Long + Income SMCI ETF
Schedule of Total Return Swap Contracts
December 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Super Micro Computer, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 19.00%	Termination(a)	09/21/2026	$1,482,480	$(5,048)
Super Micro Computer, Inc.	Clear Street LLC	Receive	OBFR + 6.00%	Termination(b)	01/25/2028	198,699	(9,292)
Super Micro Computer, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Monthly(c)	09/09/2028	1,461,951	(4,978)
Net Unrealized Appreciation (Depreciation)							$(19,318)

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.
(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.
(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 3.65% as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Defiance Leveraged Long + Income SMCI ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$178,565	$–	$178,565
U.S. Treasury Bills	–	342,454	–	342,454
Money Market Funds	55,322	–	–	55,322
Total Investments	$55,322	$521,019	$–	$576,341

Liabilities:
Investments:
Written Options	$–	$(3,685)	$–	$(3,685)
Total Investments	$–	$(3,685)	$–	$(3,685)

Other Financial Instruments:
Total Return Swaps*	$–	$(19,318)	$–	$(19,318)
Total Other Financial Instruments	$–	$(19,318)	$–	$(19,318)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.